Derivative financial instruments and Short positions (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
"Swap"
Derivatives by Market Trading
Notional		R$ 282,164,189	R$ 177,233,869	R$ 202,081,214
"Swap" | Stock Exchange
Derivatives by Market Trading
Notional	[1]	150,179,790	39,880,578	67,112,505
"Swap" | Over the Counter
Derivatives by Market Trading
Notional		131,984,399	137,353,291	134,968,709
Options
Derivatives by Market Trading
Notional		1,446,522,962	335,073,080	190,061,609
Options | Stock Exchange
Derivatives by Market Trading
Notional	[1]	1,423,788,845	307,644,530	172,144,700
Options | Over the Counter
Derivatives by Market Trading
Notional		22,734,117	27,428,550	17,916,909
Futures Contracts
Derivatives by Market Trading
Notional		433,873,181	289,508,200	161,725,596
Futures Contracts | Stock Exchange
Derivatives by Market Trading
Notional	[1]	433,873,181	289,508,200	161,725,596
Futures Contracts | Over the Counter
Derivatives by Market Trading
Notional		0	0	0
Forward Contracts and Others
Derivatives by Market Trading
Notional		169,401,317	90,910,841	47,823,561
Forward Contracts and Others | Stock Exchange
Derivatives by Market Trading
Notional	[1]	42,651,980	323,413	395,212
Forward Contracts and Others | Over the Counter
Derivatives by Market Trading
Notional		R$ 126,749,337	R$ 90,587,428	R$ 47,428,349

[1]	Includes trades with B3 S.A.